RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS - CASH AND NONCASH RESTRUCTURING CHARGES AND OTHER INFORMATION (Details) $ in Millions		1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Feb. 15, 2015 kt	Feb. 28, 2015 t	Dec. 31, 2014 item position	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2017 USD ($) item	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) position	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Restructuring, impairment and plant closing costs
Restructuring charges				$ 16	$ 6			$ 42	$ 22
Impairment of assets								3
Other non-cash charges								4	1
Accelerated depreciation					1				8	$ 9	$ 68
Total restructuring, impairment and plant closing costs				16	7			$ 49	31	35	220	$ 60
Number of positions terminated | item								338
Calais, France Facility
Restructuring, impairment and plant closing costs
Restructuring charges				12	0	$ 1		$ 34	1
Accelerated depreciation					1				8
Decrease in titanium dioxide capacity due to closing operations	100	100,000
Decrease in titanium dioxide capacity due to closing operations (as a percent)	11.00%	11.00%
Additional restructuring charges remaining				45				45
South African Titanium Dioxide Manufacturing Facility
Restructuring, impairment and plant closing costs
Restructuring charges				1				3		6
Additional restructuring charges remaining				3				3
St. Louis and Easton Manufacturing Facilities
Restructuring, impairment and plant closing costs
Restructuring charges				3
Additional restructuring charges remaining				$ 17				17
Workforce reductions
Restructuring, impairment and plant closing costs
Restructuring charges							$ 57	$ 34		$ 3	61
Number of positions terminated | position			900							323
Workforce reductions | Calais, France Facility
Restructuring, impairment and plant closing costs
Restructuring charges											$ 30
Workforce reductions | Titanium Dioxide And Performance Additives
Restructuring, impairment and plant closing costs
Restructuring charges					$ 0				$ 4
Number of positions terminated | item			900